Cash and Cash Equivalents - Summary of Cash and Cash Equivalents - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Cash and Cash Equivalents [Line Items]
Value of cash and cash equivalents	₩ 339,064	₩ 46,650